FAIR VALUE MEASUREMENT - Fair value hierarchy (Details) - Convertible Debt - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period		¥ 5,809
Issuance	¥ 126,206
Change in Fair Value loss	6,962	441
Conversion	¥ (133,168)	¥ (6,250)